Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	93,174,947
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	62,000,000
Common stock, shares issued	30,274,376	29,837,892	6,674,757
Common stock, shares outstanding	30,274,376	29,837,892	6,674,757
Allowance for doubtful accounts		$ 1,369	$ 714
Series A Convertible
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		0	4,177,390
Preferred stock, shares issued		0	2,088,704
Preferred stock, shares outstanding		0	2,088,704
Series A-1 Convertible
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		0	7,847,028
Preferred stock, shares issued		0	3,846,357
Preferred stock, shares outstanding		0	3,846,357
Series B Convertible
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		0	10,298,658
Preferred stock, shares issued		0	5,149,330
Preferred stock, shares outstanding		0	5,149,330
Series C Convertible
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		0	8,851,871
Preferred stock, shares issued		0	4,425,939
Preferred stock, shares outstanding		0	4,425,939
Preferred stock class undefined
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000,000	0
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0